TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line Items]
Trade receivables	$ 104,955	$ 81,982
Other receivables	1,670	2,397
Cost
Disclosure of financial assets [Line Items]
Trade receivables	106,333	83,319
Other receivables	1,670	2,397
Less: Loss allowances
Disclosure of financial assets [Line Items]
Trade receivables	(1,378)	(1,337)
Other receivables	$ 0	$ 0